Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consists of the following:

	December 31, 2021	December 31, 2020
	(in thousands)
Charging station expenses	$5,393	$4,812
Lease incentive liability	2,354	4,038
Employee related expenses	9,239	3,713
Financing transaction costs	—	3,459
Deposit liability	850	2,509
Accrued interest	1,294	1,426
Other	1,038	1,576
Total accrued expenses and other liabilities	$20,168	$21,533